Other Non-Current Assets (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Other Non-Current Assets [Line Items]
Third party loans	¥ 30,000
Interest receivable	¥ 359
Interest rate	4.50%
Third Party [Member]
Other Non-Current Assets [Line Items]
Term-loan matures	2028